Stockholder's Equity and Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended					1 Months Ended			12 Months Ended				1 Months Ended			12 Months Ended																12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013 Ratio	Jan. 31, 2013 Stock Option Exchange	May 02, 2012 Stock Option Exchange	Dec. 31, 2012 Stock Option Exchange	Dec. 31, 2012 Vested Stock Options	Dec. 31, 2012 Option awards granted in prior years	Jan. 24, 2013 Stock Option	Jan. 24, 2013 Common Stock Class L	May 02, 2012 Common Stock Class L	Mar. 31, 2013 Common Stock Class L	Dec. 31, 2012 Common Stock Class L		Dec. 31, 2010 Common Stock Class L	May 02, 2012 Common Stock Class L Stock Option Exchange	Mar. 09, 2012 Common Stock Class L 2008 Equity Incentive Plan	Jan. 24, 2013 Common Stock Class A	Sep. 21, 2012 Common Stock Class A	May 02, 2012 Common Stock Class A	Dec. 31, 2012 Common Stock Class A		Dec. 31, 2011 Common Stock Class A	Dec. 31, 2010 Common Stock Class A	May 02, 2012 Common Stock Class A Stock Option Exchange	Dec. 31, 2012 Common Stock Class A 2008 Equity Incentive Plan	Mar. 09, 2012 Common Stock Class A 2008 Equity Incentive Plan	Dec. 31, 2012 Five Year Service Period Based Stock Option	Dec. 31, 2012 Five Year Service Period Based Stock Option Second Anniversary	Dec. 31, 2012 Five Year Service Period Based Stock Option Third Anniversary	Dec. 31, 2012 Five Year Service Period Based Stock Option Fourth Anniversary	Dec. 31, 2012 Five Year Service Period Based Stock Option Fifth Anniversary	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option Minimum	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option Maximum	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option First Or Second Anniversary	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option Annually Until Fully Vested	Dec. 31, 2012 Continuation Options	Dec. 31, 2011 Continuation Options	Dec. 31, 2010 Continuation Options	Dec. 31, 2012 Continuation Options Common Stock Class L	Dec. 31, 2011 Continuation Options Common Stock Class L	Dec. 31, 2010 Continuation Options Common Stock Class L	May 28, 2008 Continuation Options Common Stock Class L	Dec. 31, 2012 Continuation Options Common Stock Class A	Dec. 31, 2011 Continuation Options Common Stock Class A	Dec. 31, 2010 Continuation Options Common Stock Class A	May 28, 2008 Continuation Options Common Stock Class A	May 28, 2008 Pre-Merger Options
Shareholders Equity And Share Based Payments [Line Items]
Shares available for issuance																			150,000									800,000	1,500,000
Option expiration		10 years
Requisite service period																														5 years					3 years	4 years
Vesting percentage																															40.00%	20.00%	20.00%	20.00%			33.00%	33.00%
Stock options, exchanged																							711,389	[1]			711,389
Stock options exchange, acquired options													90,630		90,630	[1]						413,953	413,953	[1]
Continuation options, shares of Class A common stock acquired for every one share of Class L common stock							7.9											1									4.6																						4.6
Stock options, exercise price													$ 511.51		$ 511.51	[1]						$ 12.00	$ 12.00	[1]
Stock options, unrecognized compensation cost	$ 9,800,000	$ 12,200,000					$ 19,000,000
Stock options unrecognized compensation cost, period of recognition		2 years					2 years
Stock based compensation	6,600,000	17,600,000	1,200,000	2,400,000		5,000,000		13,400,000	3,500,000	700,000	5,000,000
Shares available for grant															27,923								896,523
Shares repurchased															9,076		246						41,454		0	1,123
Shares retired																					600,000
Number of classes of common stock		2
Liquidation preference															$ 405
Rate of return for stockholders														10.00%	10.00%
Income tax benefit related to share based compensation		7,100,000	500,000	900,000
Options outstanding															122,077								557,464		715,321																	4,581	23,191			20,924	105,925		26,777	472,709
Shares called by options															40,704								185,915																						26,777				122,303
Common stock conversion ratio, Class L common stock into Class A common stock					35.1955
Aggregate Intrinsic value of options exercisable															10,700,000								1,900,000																			3,100,000				400,000
Options outstanding and exercisable, fair value of options																																										$ 774.30				$ 22.00
Exercised options, aggregate intrinsic value																																							8,400,000	200,000	800,000
Exercised options, fair value of options																																										$ 511.51	$ 472.70	$ 404.37		$ 12.00	$ 17.77	$ 9.99
Aggregate Intrinsic value of options outstanding															32,100,000								5,600,000
Aggregate Intrinsic value of options vested and expect to vest															30,700,000								5,300,000
Fair value of options that vested			800,000	1,400,000											4,200,000								700,000
Cash received from exercise of stock options		2,100,000	100,000	300,000
Tax benefit realized from exercise of stock options		$ 3,400,000	$ 100,000	$ 300,000
Options to purchase shares, vested												31,628								144,461			1,065																			18,610				85,001

[1]	Represents option exchange consummated on May 2, 2012.